Exhibit 99.1
Nissan Auto Lease Trust 2008-A
Monthly Servicer's Report for the month of August 2008

Collection Period Start	1-Aug-08	Distribution Date	15-Sep-08
Collection Period End	31-Aug-08	30/360 Days	30
Beg. of Interest Period	15-Aug-08	Actual/360 Days	31
End of Interest Period	15-Sep-08

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		550,081,594.75	514,233,935.82	504,623,673.33	0.9173615
Total Securities		550,081,594.75	514,233,935.82	504,623,673.33	0.9173615
Class A-1 Notes	2.814500%	77,100,000.00	41,252,341.07	31,642,078.58	0.4104031
Class A-2a Notes	4.270000%	98,000,000.00	98,000,000.00	98,000,000.00	1.0000000
Class A-2b Notes	4.016880%	75,000,000.00	75,000,000.00	75,000,000.00	1.0000000
Class A-3a Notes	5.140000%	155,000,000.00	155,000,000.00	155,000,000.00	1.0000000
Class A-3b Notes	4.666880%	70,000,000.00	70,000,000.00	70,000,000.00	1.0000000
Class A-4 Notes	5.560000%	22,724,000.00	22,724,000.00	22,724,000.00	1.0000000
Certificates	0.000000%	52,257,594.75	52,257,594.75	52,257,594.75	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	9,610,262.49	99,979.06	124.6467249	1.2967453
Class A-2a Notes	0.00	348,716.67	0.0000000	3.5583334
Class A-2b Notes	0.00	259,423.50	0.0000000	3.4589800
Class A-3a Notes	0.00	663,916.67	0.0000000	4.2833334
Class A-3b Notes	0.00	281,309.16	0.0000000	4.0187023
Class A-4 Notes	0.00	105,287.87	0.0000000	4.6333335
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	9,610,262.49	1,758,632.93

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal	6,952,114.11
Monthly Interest	2,794,840.93
Total Monthly Payments	9,746,955.04

Interest Rate Cap Payments	0.00

Advances:
Aggregate Monthly Payment Advances	592,894.75
Aggregate Sales Proceeds Advance	197,079.77
Total Advances	789,974.52

Vehicle Disposition Proceeds:
Reallocation Payments	713,664.55
Repurchase Payments	0.00
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	1,797,347.65
Excess Wear and Tear and Excess Mileage	1,848.82
Remaining Payoffs	0.00
Net Insurance Proceeds	283,352.37
Residual Value Surplus	7,013.79
Total Collections	13,340,156.74

Exhibit 99.1
Nissan Auto Lease Trust 2008-A
Monthly Servicer's Report for the month of August 2008

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	25,304	578,950,847.70	9.25000%	514,233,935.82
Total Depreciation Received		(8,215,982.76)		(6,174,940.92)
Principal Amount of Gross Losses	(63)	(1,564,574.30)		(1,451,368.31)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(5)	(138,150.58)		(125,257.61)
Scheduled Terminations	(93)	(1,986,191.95)		(1,858,695.65)
Pool Balance - End of Period	25,143	567,045,948.11	9.25000%	504,623,673.33

III. DISTRIBUTIONS

Total Collections					13,340,156.74
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					13,340,156.74

1. Net Swap Payment/Receipts					52,274.30
2. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
3. Reimbursement of Payment Advance					386,066.09
4. Reimbursement of Sales Proceeds Advance					171,996.29
5. Servicing Fee:
Servicing Fee Due					428,528.28
Servicing Fee Paid					428,528.28
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					1,038,864.96

6. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					99,979.06

Class A-1 Notes Monthly Interest Paid					99,979.06
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					348,716.67

Class A-2a Notes Monthly Interest Paid					348,716.67
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					259,423.50

Class A-2b Notes Monthly Interest Paid					259,423.50
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00

Class A-3a Notes Monthly Interest
Class A-3a Notes Interest Carryover Shortfall					0.00
Class A-3a Notes Interest on Interest Carryover Shortfall					0.00
Class A-3a Notes Monthly Available Interest Distribution Amount					663,916.67

Class A-3a Notes Monthly Interest Paid					663,916.67
Chg in Class A-3a Notes Int. Carryover Shortfall					0.00

Class A-3b Notes Monthly Interest
Class A-3b Notes Interest Carryover Shortfall					0.00
Class A-3b Notes Interest on Interest Carryover Shortfall					0.00
Class A-3b Notes Monthly Available Interest Distribution Amount					281,309.16

Class A-3b Notes Monthly Interest Paid					281,309.16
Chg in Class A-3b Notes Int. Carryover Shortfall					0.00

Exhibit 99.1
Nissan Auto Lease Trust 2008-A
Monthly Servicer's Report for the month of August 2008

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	105,287.87

Class A-4 Notes Monthly Interest Paid	105,287.87
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,758,632.93
Total Note and Certificate Monthly Interest Paid	1,758,632.93
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	10,542,658.85

7. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	9,610,262.49

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	9,610,262.49
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

8. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	932,396.36

Exhibit 99.1
Nissan Auto Lease Trust 2008-A
Monthly Servicer's Report for the month of August 2008

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		1,375,203.99
Required Reserve Account Amount		49,512,447.84
Beginning Reserve Account Balance		10,138,741.10
Additional Cash Infusion		12,450,000.00
Reinvestment Income for the Period		49,371.73
Reserve Fund Available for Distribution		22,638,112.83
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		932,396.36
Gross Reserve Account Balance		23,570,509.19
Remaining Available Collections Released to Seller		0.00
Ending Reserve Account Balance		23,570,509.19

V. POOL STATISTICS

Weighted Average Remaining Maturity		23.78
Monthly Prepayment Speed		67%
Lifetime Prepayment Speed		62%

	$	units
Recoveries of Defaulted and Casualty Receivables	721,525.57
Securitization Value of Defaulted Receivables and Casualty Receivables	1,451,368.31	63
Aggregate Defaulted and Casualty Gain (Loss)	(729,842.74)
Pool Balance at Beginning of Collection Period	514,233,935.82
Net Loss Ratio	-0.1419%

Cumulative Net Losses for all Periods	0.2506%	1,378,324.41

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	5,876,675.21	279
61-90 Days Delinquent	1,673,579.69	78
91-120+ Days Delinquent	642,009.07	31
Total Delinquent Receivables:	8,192,263.97	388
60+ Days Delinquencies as Percentage of Receivables	0.45%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	277,525.96	19
Securitization Value	400,673.95
Aggregate Residual Gain (Loss)	(123,147.99)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	1,493,467.33	89
Cumulative Securitization Value	1,922,964.88
Cumulative Residual Gain (Loss)	(429,497.55)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		367,385.15
Reimbursement of Outstanding Advance		171,996.29
Additional Advances for current period		197,079.77
Ending Balance of Residual Advance		392,468.63

Beginning Balance of Payment Advance		1,176,244.25
Reimbursement of Outstanding Payment Advance		386,066.09
Additional Payment Advances for current period		592,894.75
Ending Balance of Payment Advance		1,383,072.91

Exhibit 99.1
Nissan Auto Lease Trust 2008-A
Monthly Servicer's Report for the month of August 2008

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals, substitutions or
repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No